Basis of Presentation and Summary of Significant Accounting Policies - Summary of Basic and Diluted Unaudited Pro Forma Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss	$ (25,548)	$ (6,549)	$ (45,444)	$ (18,529)	$ (26,883)	$ (21,363)
Denominator
Weighted-average shares outstanding used in computing net loss per share, basic and diluted	30,314,904	1,946,439	18,022,068	1,876,687	1,899,348	1,734,115
Adjust: Assumed weighted-average effect of conversion of convertible preferred stock					17,241,861
Weighted-average shares outstanding used in computing pro forma net loss per share, basic and diluted					19,141,209
Pro forma net loss per share, basic and diluted					$ (1.40)